SCHEDULE OF REVENUES (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Product Information [Line Items]
Total	$ 1,883,254	$ 346,013
Service [Member] | Customized CRM System Development Service [Member]
Product Information [Line Items]
Total	825,457	220,454
Service [Member] | Staff Outsourcing Service [Member]
Product Information [Line Items]
Total	492,524
Service [Member] | Data and Workflow Migration Service [Member]
Product Information [Line Items]
Total	355,809
Service [Member] | Operations and Maintenance Service [Member]
Product Information [Line Items]
Total	55,414
Service [Member] | Additional Function Development Service [Member]
Product Information [Line Items]
Total	21,935	9,211
Service [Member] | Professional Services [Member]
Product Information [Line Items]
Total	1,751,139	229,665
Service [Member] | Subscription Service [Member]
Product Information [Line Items]
Total	88,879	97,128
Service [Member] | Payment Channel Services [Member]
Product Information [Line Items]
Total	$ 43,236	$ 19,220